Commitments and Contingencies - Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants (Details) - Dec. 31, 2019	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	¥ 68,958,773	$ 9,905,308
2021	59,328,993	8,522,077
2022	56,454,340	8,109,159
2023	51,396,861	7,382,697
2024	48,665,175	6,990,315
Thereafter	270,004,257	38,783,685
Total	¥ 554,808,399	$ 79,693,241